Operating Revenue - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Disclosure of products and services [abstract]
Contract liabilities	¥ 62,812	¥ 81,147
Revenue recognized related to contract liabilities	¥ 66,370